Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Sep. 26, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The following tables provide a summary of the significant assets and liabilities that are measured at fair value on a recurring basis at the end of each period:

	September 26, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.7	$22.9	$12.8	$—
	$35.7	$22.9	$12.8	$—
Liabilities:
Deferred compensation liabilities	$15.0	$—	$15.0	$—
Contingent consideration and acquired contingent liabilities	202.8	—	—	202.8
Foreign exchange forward and option contracts	0.2	0.2	—	—
	$218.0	$0.2	$15.0	$202.8

	September 27, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Debt and equity securities held in rabbi trusts	$35.3	$22.6	$12.7	$—
Foreign exchange forward and option contracts	0.9	0.9	—	—
	$36.2	$23.5	$12.7	$—
Liabilities:
Deferred compensation liabilities	$13.5	$—	$13.5	$—
Contingent consideration	6.9	—	—	6.9
Foreign exchange forward and option contracts	1.4	1.4	—	—
	$21.8	$1.4	$13.5	$6.9

Schedule of Reconciliation of Changes in Fair Value of Contingent Consideration

Balance at September 27, 2013	$6.9
Acquisition date fair value of acquired contingent liabilities	195.4
Accretion expense	1.1
Effect of currency rate change	(0.6)
Balance at September 26, 2014	$202.8

Schedule of Carrying Amount and Fair Value of Long-term Debt
The following table presents the carrying values and estimated fair values of the Company's long-term debt, excluding capital leases, as of the end of each period:

	September 26, 2014		September 27, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Loan payable	$—	$—	$0.1	$0.1
Variable rate receivable securitization	150.0	150.0	—	—
2.85% term loan due April 2016	3.1	3.1	—	—
3.50% notes due April 2018	300.0	290.2	299.9	293.7
Term loans due March 2021	1,990.3	1,970.4	—	—
4.00% term loan due February 2022	10.8	10.8	—	—
9.50% debentures due May 2022	10.4	14.2	10.4	14.3
5.75% notes due August 2022	900.0	907.3	—	—
8.00% debentures due March 2023	8.0	10.2	8.0	10.2
4.75% notes due April 2023	598.3	563.8	598.2	568.5

Schedules of Concentration of Risk
The following table shows net sales attributable to distributors that accounted for 10% or more of the Company's total net sales:

	Fiscal Year
	2014	2013	2012
Cardinal Health, Inc.	18%	18%	19%
McKesson Corporation	17%	15%	14%
Amerisource Bergen Corporation	11%	9%	9%

The following table shows accounts receivable attributable to distributors that accounted for 10% or more of the Company's gross accounts receivable at the end of each period:

	September 26, 2014	September 27, 2013
Cardinal Health, Inc.	17%	18%
McKesson Corporation	24%	22%
Amerisource Bergen Corporation	13%	14%
CuraScript, Inc.	13%	—

 The following table shows net sales attributable to products that accounted for 10% or more of the Company's total net sales:

	Fiscal Year
	2014	2013	2012
Optiray™ (CMDS)	11%	14%	17%
Acetaminophen products (API)	8%	10%	11%